Income tax - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 18,608	$ 15,636
Property, plant and equipment [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	66	50
Share issuance costs [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	26	146
Investment in associate [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	275
Accounts Payables And Accrued Liabilities [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	4
Lease liability [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2
Capital losses [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,476	2,476
Non-capital losses carried forward [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	15,035	$ 12,689
Foreign tax credits [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 724